RETIREMENT AND POSTRETIREMENT BENEFITS - NET BENEFIT COSTS RECOGNIZED (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Weighted average assumptions made in the measurement of the cost of the pension plans and OPEB
Offsetting regulatory liabilities	CAD 0	CAD 3
Other Postretirement Plans
Net Benefit Costs Recognized
Benefits earned during the period	8	8
Interest cost on projected benefit obligations	11	12
Expected return on plan assets	(6)	(5)
Amortization of actuarial loss	1
Net benefit costs on an accrual basis	14	15
Pension and Other Postretirement Benefit Expense, Total	14	15
Amount included in AOCI
Net actuarial (gains)/loss	16	15
Net prior service costs/(credit)	(6)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total	10	15
Total amount recognized in Comprehensive income	24	30
Amount included in AOCI
Unamortized actuarial losses included in AOCI	(44)	(26)
Unamortized prior services costs (credits) included in AOCI	(1)	CAD 6
Amount reclassified into earnings in the next twelve months
Actuarial Loss	CAD 1
Weighted average assumptions made in the measurement of the cost of the pension plans and OPEB
Discount rate (as a percent)	3.90%	4.90%
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Actual Long Term Return On Assets	6.00%	6.00%
Pension Plans
Net Benefit Costs Recognized
Benefits earned during the period	CAD 167	CAD 108
Interest cost on projected benefit obligations	98	93
Expected return on plan assets	(142)	(123)
Amortization of actuarial loss	49	28
Net benefit costs on an accrual basis	172	106
Defined contribution benefit costs	4	4
Pension and Other Postretirement Benefit Expense, Total	176	110
Amount included in AOCI
Net actuarial (gains)/loss	(107)	232
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total	(107)	232
Total amount recognized in Comprehensive income	69	342
Amount included in AOCI
Unamortized actuarial losses included in AOCI	(404)	CAD (489)
Amount reclassified into earnings in the next twelve months
Actuarial Loss	CAD 35
Weighted average assumptions made in the measurement of the cost of the pension plans and OPEB
Discount rate (as a percent)	4.00%	5.00%
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Actual Long Term Return On Assets	6.70%	6.70%
Average rate of salary increases (as a percent)	4.00%	3.70%